Financial Instruments (Details 6)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Quality - limits [Member] | DECi [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Quality indicators	8.14	8.36
Quality - limits [Member] | FECi [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Quality indicators	5.80	5.94
Quality - performed [Member] | DECi [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Quality indicators	7.17	7.92
Quality - performed [Member] | FECi [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Quality indicators	4.65	5.35